Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest	Total
Balance at Dec. 31, 2016	$ 18,330	$ 11,178,774	$ 2,067,835	$ 17,226,261	$ (1,987,968)		$ 28,503,232
Balance, Shares at Dec. 31, 2016	18,329,600
Net income				8,773,459		341,672	9,115,131
Foreign currency translation adjustment					2,082,144	59,652	2,141,796
Contribution from noncontrolling investor		23,622		(178,122)	(13,308)	521,389	353,581
Transfer to reserve			529,196	(529,196)
Balance at Dec. 31, 2017	$ 18,330	11,202,396	2,597,031	25,292,402	80,868	922,713	40,113,740
Balance, Shares at Dec. 31, 2017	18,329,600
Net income				16,092,538		208,593	16,301,131
Foreign currency translation adjustment					(2,673,157)	(68,126)	(2,741,283)
Distribution of dividend to noncontrolling investor						(355,232)	(355,232)
Transfer to reserve			1,319,118	(1,319,118)
Balance at Dec. 31, 2018	$ 18,330	11,202,396	3,916,149	40,065,822	(2,592,289)	707,948	53,318,356
Balance, Shares at Dec. 31, 2018	18,329,600
Net income				13,056,011		118,114	13,174,125
Foreign currency translation adjustment					(819,455)	(8,876)	(828,331)
Distribution of dividend to noncontrolling investor						(213,722)	(213,722)
Capital increase from retained earnings		3,871,871		(3,871,871)
Transfer to reserve			1,902,181	(1,902,181)
Balance at Dec. 31, 2019	$ 18,330	$ 15,074,267	$ 5,818,330	$ 47,347,781	$ (3,411,744)	$ 603,464	$ 65,450,428
Balance, Shares at Dec. 31, 2019	18,329,600